UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22192

AIP Multi-Strategy Fund A

(Exact name of registrant as specified in charter)

100 Front Street, Suite 400

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Item 1. Proxy Voting Record.

The registrant was entitled to vote at five shareholder’s meetings held during the period covered by this report:

(a)	The name of the issuer of the portfolio security: Broadway Gate Offshore Fund, Ltd.
(b)	The exchange ticker symbol of the portfolio security: Not applicable.
(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.
(d)	The shareholder meeting date: 01 July 2010
(e)	A brief description of the matter voted on: Revision to fund documents, the assumption by Pennant of the investment management arrangements and admission of Pennant as a substitute general partner.
(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.
(g)	Whether the registrant cast its vote on the matter. A vote was cast.
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.
(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Ascend Partners Fund II, Ltd.
(b)	The exchange ticker symbol of the portfolio security: Not applicable.
(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.
(d)	The shareholder meeting date: 30 December 2010
(e)	A brief description of the matter voted on: Adoption of new Articles of Association.
(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.
(g)	Whether the registrant cast its vote on the matter. A vote was cast.
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.
(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: SPM Core Offshore Fund, Ltd.
(b)	The exchange ticker symbol of the portfolio security: Not applicable.
(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.
(d)	The shareholder meeting date: 25 February 2011
(e)	A brief description of the matter voted on: Changes to the Limited Partnership Agreement which remove the capacity for investments to be placed in side-pocket accounts.
(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.
(g)	Whether the registrant cast its vote on the matter. A vote was cast.
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.
(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Pelham Long/Short Fund Ltd
(b)	The exchange ticker symbol of the portfolio security: Not applicable.
(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.
(d)	The shareholder meeting date: 29 March 2011
(e)	A brief description of the matter voted on: Annual meeting: approve financials, appoint directors and appoint auditor.
(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.
(g)	Whether the registrant cast its vote on the matter. A vote was cast.
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.
(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: D.E. Shaw Oculus International Fund
(b)	The exchange ticker symbol of the portfolio security: Not applicable.
(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.
(d)	The shareholder meeting date: 28 April 2011
(e)	A brief description of the matter voted on: Amendments that would change terms of the Fund regarding fees and liquidity terms and liquidity election as well.
(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.
(g)	Whether the registrant cast its vote on the matter. A vote was cast.
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.
(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP MULTI-STRATEGY FUND A

By:	/s/ Jacques Chappuis
Name: Jacques Chappuis
Title: Principal Executive Officer

Date:	August 29, 2011